Taxes (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Taxes
Corporation income tax payable	$ 1,507,592	$ 1,428,586
Other tax payable	62,340	133,055
Total	$ 1,569,932	$ 1,561,641